CONVERTIBLE PREFERRED STOCK	9 Months Ended	12 Months Ended
	Jan. 31, 2017	Apr. 30, 2016
Notes to Financial Statements
NOTE 8 - CONVERTIBLE PREFERRED STOCK

Convertible Preferred Stock, Currently in Default

On June 30, 2011, the Company issued 360,000 shares of Armadillo Mining Corporation Preferred Stock to five unrelated parties in exchange for an investment of $360,000. The Preferred Stock carry a 25% cumulative dividend and have a mandatory redemption feature on December 31, 2011 at a price of $1.25 per share. In addition, the Company issued 360,000 warrants to purchase shares of the Company’s common stock at an exercise price of $0.60 per share on or before three years from the repayment or conversion date.

On January 6, 2012, three unrelated parties converted their Preferred Stock and accrued dividends of $312,500 into 2,983,293 shares of the Company’s common stock at a price of $.10475 per share. As the conversion took place at below the market price and not within the terms of the agreement on the date of conversion, a loss of $75,328 was recorded. As of January 31, 2017 and April 30, 2016, the remaining face value of the Preferred Stock was $137,500. Accrued dividends on the Preferred Stock totaled $333,351 and $281,789 as of January 31, 2017 and April 30, 2016, respectively.

The Company recorded interest expense, which included amortization of debt discount on certain debt in prior years, totaling $36,118 and $36,169 for the three months ended January 31, 2017, respectively, and $153,055 and $493,166 for the nine months ended January 31, 2017 and 2016, respectively.

Preferred Stock – Mandatory Redemption Right

On March 22, 2011, the Company issued 1,000,000 shares of Series A Preferred Stock (the “Preferred Stock”) to William D. Gross, an unrelated party, in exchange for an investment of $1,000,000. The shares may be converted into the Company’s common shares at $0.40 per common share. The Preferred Stock carry a 10% cumulative dividend and have a mandatory redemption feature on the earlier of March 1, 2016 or on a change of control transaction. The Company is required to redeem the shares at a liquidation value of $1.00 per share plus any accrued and unpaid dividends. Due to the mandatory redemption feature, the Company recorded the investment as a liability under ASC Subtopic 480-10.

The Company recorded the intrinsic value of the beneficial conversion of $1,000,000 as debt discount and has amortized the discount through the mandatory redemption feature date of March 1, 2016. During the years ended April 30, 2016 and 2015, amortization of debt discount to interest expense totaled $375,600 and $269,572, respectively. The investment is collateralized with a security interest in 2,500,000 shares of the Company’s common stock.

Loan costs of $50,000 incurred on the issuance of the Preferred Stock were recorded as deferred loan costs and have been amortized by the effective interest method. The Company recorded amortization of deferred loan costs in the amount of $8,822 and $10,000 for the years ended April 30, 2016 and 2015, respectively. Unpaid dividends payable on the Preferred Stock totaled $0 and $410,685 at April 30, 2016 and 2015, respectively.

On October 7, 2014, The Company transferred the 1,000,000 Preferred Shares from Mr. Gross to Maple Structure Holdings, LLC, a related party controlled by Mr. Jack W. Hanks, a director and officer of the Company.

On May 18, 2015, Maple Structure Holdings converted the 1,000,000 Preferred Shares with a book value of $1,000,000 and accrued dividends of $410,685 into 123,283,700 common shares of the Company at $0.01 per share, which resulted in a loss on extinguishment of debt of $438,571. The unamortized discount on the Preferred Shares of $375,600 was charged to interest expense. The issuance of the common shares to Maple Structure Holdings was approved by the Company’s Board of Directors Resolution dated May 18, 2015.

Convertible Preferred Stock, Currently in Default

On June 30, 2011, the Company issued 360,000 shares of Armadillo Mining Corporation Preferred Stock to five unrelated parties in exchange for an investment of $360,000. The Preferred Stock carry a 25% cumulative dividend and have a mandatory redemption feature on December 31, 2011 at a price of $1.25 per share. In addition, the Company issued 360,000 warrants to purchase shares of the Company’s common stock at an exercise price of $0.60 per share on or before three years from the repayment or conversion date.

On January 6, 2012, three unrelated parties converted their Preferred Stock and accrued dividends of $312,500 into 2,983,293 shares of the Company’s common stock at a price of $.10475 per share. As the conversion took place at below the market price and not within the terms of the agreement on the date of conversion, a loss of $75,328 was recorded. As of April 30, 2016 and 2015, the remaining face value of the Preferred Stock was $137,500. Accrued dividends on the Preferred Stock totaled $281,789 and $213,039 as of April 30, 2016 and 2015, respectively.

The Company recorded interest expense on all indebtedness, which includes amortization of debt discount on certain debt described above, totaling $213,875 and $543,381 for the years ended April 30, 2016 and 2015, respectively.